Document and Entity Information	Feb. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001841585
Document Type	8-K
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	Live Oak Mobility Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40141
Entity Tax Identification Number	86-1492871
Entity Address, Address Line One	40 S. Main Street
Entity Address, Address Line Two	#2550
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	(901)
Local Phone Number	685-2865
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fifth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-fifth of one Redeemable Warrant
Trading Symbol	LOKM.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LOKM
Security Exchange Name	NYSE
Warrants Each Exercisable For One Share Of Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	LOKM WS
Security Exchange Name	NYSE